Loans and Other Borrowings - Summary of Obligations Under Finance Leases (Detail) - GBP (£) £ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [Line Items]
Amounts payable under finance leases	£ 297	£ 348	£ 368
Less: future finance charges	(95)	(129)	(139)
Fair value adjustments for purchase price adjustment	4	4
Total finance lease obligations	206	223	229
Repayment of outstanding lease obligations	202	219	229
Fair value adjustments for purchase price adjustment	4	4
Total finance lease obligations	206	223	229
2019 [Member]
Disclosure of detailed information about borrowings [Line Items]
Amounts payable under finance leases	29	33	29
Repayment of outstanding lease obligations	16	18	14
Between Two and Five Years [Member]
Disclosure of detailed information about borrowings [Line Items]
Amounts payable under finance leases	109	122	102
Repayment of outstanding lease obligations	66	71	50
2024 [Member]
Disclosure of detailed information about borrowings [Line Items]
Amounts payable under finance leases	159	193	237
Repayment of outstanding lease obligations	£ 120	£ 130	£ 165